Reconciliation of Segment Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 244,180	$ 244,175
Plant, property and equipment, net	84,751	83,541
Capital expenditures	17,059	17,775	$ 17,191
Operating Segments
Segment Reporting Information [Line Items]
Assets	278,024	263,710	236,962
Plant, property and equipment, net	83,103	81,955	88,594
Capital expenditures	15,744	16,774	16,265
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Assets	211,345	185,405	160,333
Plant, property and equipment, net	42,898	40,911	38,276
Capital expenditures	11,240	11,725	10,515
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Assets	66,679	78,305	76,629
Plant, property and equipment, net	40,205	41,044	50,318
Capital expenditures	$ 4,504	$ 5,049	$ 5,750